RECEIVABLES AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
RECEIVABLES AND OTHER
Trade receivables	$ 14,487	$ 11,067
Prepayments and deposits	3,332	2,064
Tax receivables	420	6,166
Other receivables	73	5
BC Mineral Exploration Tax Credit ("BCMETC") receivable		249
Total receivables and other	$ 18,312	$ 19,551